Product Warranties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Product Warranties Disclosures [Abstract]
Balance, beginning of year	$ 556	$ 253	$ 120
Additional accruals	991	415	139
Payments	(443)	(112)	(6)
Adjustments and other	(38)
Total	$ 1,066	$ 556	$ 253